Shareholders' Deficit (Details) - $ / shares			6 Months Ended	12 Months Ended
	Mar. 25, 2021	Mar. 22, 2021	Jun. 30, 2022	Dec. 31, 2021	Jan. 20, 2021
Shareholders' Deficit (Details) [Line Items]
Purchase of additional units			112,500
Percentage of converted basis			20.00%	20.00%
Preference stock, shares authorized			5,000,000	5,000,000
Preference stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Purchase of additional units	3,616,305
Shares subject to forfeiture	127,174
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized			500,000,000	500,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Voting rights			one	one
Ordinary shares outstanding			31,116,305	31,116,305
Ordinary shares issued			31,116,305	31,116,305
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized			50,000,000	50,000,000
Ordinary share par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares outstanding			7,779,076	7,779,076
Ordinary shares issued			7,779,076	7,779,076
Ordinary shares issued					7,187,500
Initial shareholders, percentage		20.00%
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholders' Deficit (Details) [Line Items]
Shares subject to forfeiture		1,031,250
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares outstanding		7,906,250
Ordinary shares issued		7,906,250